UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       November 8, 2001

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

AOL Time Warner   Com   00184A105               208    6289  Sole      6289
AP Pharma Inc.    Com   00202J104                74   43800  Sole     43800
Abbott Laborator  Com   002824100               340    6560  Sole      6560
Actel Corp.       Com   004934105              4799  270227  Sole    270227
Airborne Freight  Com   009266107              2390  250350  Sole    250350
Alaska Air Group  Com   011659109              5590  279945  Sole    279945
Albertsons Inc.   Com   013104104              1733   54380  Sole     54380
American Express  Com   025816109              6645  228692  Sole    228692
American Home Pr  Com   026609107               228    3928  Sole      3928
American International
Group             Com   026874107               258    3306  Sole      3306
Amgen             Com   031162100               264    4495  Sole      4495
Ann Taylor Store  Com   036115103               979   44700  Sole     44700
Applied Materials
Inc. Delaware     Com   038222105               624   21947  Sole     21947
Auspex            Com   052116100                33   14000  Sole     14000
BIFS Technologie  Com   05547A106                 0   10000  Sole     10000
BP Amoco          Com   055622104               293    5957  Sole      5957
Banner Corp.      Com   06652V109              2087  108035  Sole    108035
Boise Cascade     Com   097383103               602   20400  Sole     20400
Bristol Myers Sq  Com   110122108               765   13766  Sole     13766
Build. Materials
Holding Corp.     Com   120113105               732   52150  Sole     52150
Burlington Resou  Com   122014103              6264  183125  Sole    183125
Cardinal Health   Com   14149Y108              9377  126803  Sole    126803
Cascade Nat. Gas  Com   147339105               590   27331  Sole     27331
Centennial Banco  Com   15133T104               138   18314  Sole     18314
Chevron Corp.     Com   166751107              1016   11993  Sole     11993
Cisco Systems In  Com   17275R102              3581  294044  Sole    294044
Citigroup         Com   172967101              8090  199770  Sole    199770
Clorox            Com   189054109               222    6000  Sole      6000
Coca Cola Co.     Com   191216100              9450  201713  Sole    201713
Costco            Com   2160K105               5653  158990  Sole    158990
Dell Computer     Com   247025109              4200  226676  Sole    226676
EEX Corp.         Com   26842V108                81   58178  Sole     58178
EMC Corp          Com   268648102              3966  337616  Sole    337616
Eden Bioscience   Com   279445100               434   57050  Sole     57050
El Paso Corp.     Com   28336L109               262    6315  Sole      6315
Eli Lilly & Co.   Com   532457108               207    2569  Sole      2569
Emerson Electric  Com   291011104              2370   50369  Sole     50369
Exxon Mobil       Com   30231G102              1887   47912  Sole     47912
First Indus.
Realty Trust      Com   32054K103               420   14000  Sole     14000
Gap Stores        Com   364760108              4201  351613  Sole    351613
General Electric  Com   369604103              1253   33686  Sole     33686
Global Crossing
Limited           Com   G3921A100                88   48900  Sole     48900
HealthSouth       Com   421924101              4525  278304  Sole    278304
Hewlett Packard   Com   428236103               168   10486  Sole     10486
Home Depot        Com   437076102              6148  160237  Sole    160237
Home Properties
of N.Y.           Com   437306103               458   14500  Sole     14500
Honeywell Int'l   Com   438516106              1442   54633  Sole     54633
ICOS Corp.        Com   449295104              1502   30524  Sole     30524
Intel Corp.       Com   458140100              5821  284791  Sole    284791
International Business
Machines          Com   459200101               253    2759  Sole      2759
Istar Financial   Com   45031U101              1459   59072  Sole     59072
JP Morgan         Com   46625H100               212    6214  Sole      6214
JP Realty         Com   46624A106               783   35075  Sole     35075
Keytronic         Com   493144109               420  222300  Sole    222300
Klamath First
Bancorp           Com   49842P103               174   12750  Sole     12750
LSI Logic Corp.   Com   502161102              1115   94930  Sole     94930
Lattice
Semiconductor     Com   518415104              3521  224315  Sole    224315
Lucent Technolog  Com   549463107               116   20264  Sole     20264
McDonald's Corp.  Com   580135101               204    7518  Sole      7518
Merck & Co.       Com   589331107              2188   32856  Sole     32856
Microsoft         Com   594918104             13915  271948  Sole    271948
Nike, Inc.        Com   654106103               210    4489  Sole      4489
Nordstrom         Com   655664100              4588  317568  Sole    317568
Office Depot      Com   676220106              6659  489650  Sole    489650
Officemax         Com   67622M108              2994  981956  Sole    981956
Oracle Corp.      Com   68389X105              4482  356341  Sole    356341
Pacific Northwest
Bancorp           Com   69466M103               374   18382  Sole     18382
Palm Inc.         Com   696642107                75   51789  Sole     51789
Pfizer Inc.       Com   717081103               563   14047  Sole     14047
Plum Creek Timb.  Com   729251108              1631   61100  Sole     61100
Putnam Master
Interm. Inc. Tr.  Com   746909100               354   58664  Sole     58664
Qualcomm          Com   747525103              5463  114933  Sole    114933
S&P 500 Depositary
Receipt           Com   78462F103             13127  125690  Sole    125690
Safeco            Com   786429100              3605  118870  Sole    118870
SBC Communicatio  Com   78387G103               279    5924  Sole      5924
Scudder Inter Go  Com   811163104               384   53800  Sole     53800
Semitool          Com   816909105               543   56850  Sole     56850
Shurgard Storage  Com   82567D104              3034  100681  Sole    100681
Starbucks         Com   855244109              9074  607416  Sole    607416
Sterling Finl.    Com   859319105              1614  110948  Sole    110948
Sun Microsystems  Com   866810104               123   14948  Sole     14948
Texaco Inc.       Com   881694103               253    3897  Sole      3897
US Bancorp        Com   902973106               273   12328  Sole     12328
Umpqua Holdings   Com   904214103               740   59950  Sole     59950
Verizon Comm.     Com   92343V104               633   11700  Sole     11700
Wal-Mart          Com   931142103             12234  247161  Sole    247161
Washington Fed.
Savings & Loan    Com   938824109               271   10824  Sole     10824
Washington Mut.
Savings Bank      Com   939322103             19751  513292  Sole    513292
Watchguard
Technologies Inc  Com   941105108               269   35200  Sole      7750
Wells Fargo & Co  Com   949746101               249    5622  Sole      5622
Weyerhauser       Com   962166104              6869  141027  Sole    141027
Worldcom Inc.     Com   98157D106              7230  480781  Sole    480781
Worldcom Inc. - MCI
Group             Com   98157D304               270   17792  Sole     17792
Xanser Corp.      Com   98389J103               192  103900  Sole    103900


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   94

Form 13F Information Table Value $     245,228